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                          SIMPSON THACHER & BARTLETT
                             425 Lexington Avenue
                              New York, NY 10017

                                                            May 14, 1998

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549
Attention: Filing Desk

Re:  BlackRock Funds/SM/ (Registration
     Statement File No. 33-26305)

Ladies and Gentlemen:

     On behalf of BlackRock Funds/SM/ (the "Company"), and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, we hereby certify that the definitive forms of prospectuses for the Company's GNMA, Delaware Tax-Free Income and Kentucky Tax-Free Income Portfolios, each dated April 29, 1998, that would have been filed on behalf of the Company in accordance with Rule 497(c) do not differ from those contained in the most recent amendment to the Company's Registration Statement on Form N-1A, the text of which was filed electronically with the Securities and Exchange Commission on April 29, 1998.

     Any questions or communications should be directed to Robert M. Kaner of this firm at 212-455-3275.


                                              Very truly yours,
                                              /s/ Simpson Thacher & Bartlett
                                              SIMPSON THACHER & BARTLETT



cc:  Brian P. Kindelan, Esq.
     Matt Mosca
     Rene Romain